Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance -December 31, 2020 at Dec. 31, 2019			$ 1,269,027	$ 3,096,579	$ (3,560,200)	$ 385,147	$ (60,000)	$ 1,130,553
Shares, Issued, Beginning Balance at Dec. 31, 2019			126,902,749
Common shares issued for debt conversion			$ 4,400	399,480				403,880
[custom:CommonStockIssuedForSettlementOfDebtShares]			439,998
Common shares issued for cash			$ 4,686	234,949				239,635
Stock Issued During Period, Shares, New Issues			468,582
Reverse acquisition recapitalization			$ 47,539	(26,963)				20,576
Stock Issued During Period, Shares, Acquisitions		2	4,753,897
Net loss					(1,131,809)			(1,131,809)
Other comprehensive income						(31,054)		(31,054)
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Preferred B shares conversion to common stock
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt
Balance -December 31, 2021 at Dec. 31, 2020			$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued, Ending Balance at Dec. 31, 2020		2	132,565,226
Common shares issued for debt conversion			$ 45,000					45,000
[custom:CommonStockIssuedForSettlementOfDebtShares]			4,500,000
Net loss					(3,693,487)			(3,693,487)
Other comprehensive income						23,151		23,151
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Preferred B shares conversion to common stock			$ 27	5,973				6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)	2,650
Common shares issued for Services - Advisory Board			$ 5,612	1,637,743				1,643,355
[custom:StockIssuedDuringPeriodSharesIssuedForServicesAdvisoryBoard]			561,220
Common shares issued for Services – Consulting			$ 570	131,040				131,610
Stock Issued During Period, Shares, Issued for Services			57,000
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt							60,000	60,000
Stock Issued During Period, Shares, Other	1
Common shares issued for note conversion			$ 25,000					25,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,500,000
Balance -December 31, 2021 at Dec. 31, 2021			$ 1,401,861	$ 5,478,801	$ (8,385,496)	$ 377,244		$ (1,127,590)
Shares, Issued, Ending Balance at Dec. 31, 2021	1		140,186,096